UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Impact Shares YWCA Women's Empowerment ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2024 Impact Shares YWCA Women's Empowerment ETF Ticker: WOMN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Impact Shares YWCA Women's Empowerment ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares YWCA Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares YWCA Women's Empowerment ETF	$39	0.75%

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$62,656
Number of Holdings	201
Portfolio Turnover	16%

Sector - Investments
(% of Total Net Assets)

Technology
26.10%
Financials
16.70%
Health Care
12.20%
Consumer Discretionary
11.20%
Communications
8.90%
Industrials
7.60%
Consumer Staples
6.70%
Energy
5.20%
Real Estate
1.90%
Utilities
1.80%
Materials
1.60%
Cash & Cash Equivalents
0.10%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
Apple, Inc.	5.3
Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.8
Visa, Inc. - Class A	2.6
UnitedHealth Group, Inc.	2.5
Salesforce, Inc.	2.4
Exxon Mobil Corp.	2.3
McDonald's Corp.	2.2
Mastercard, Inc. - Class A	2.0
Cisco Systems, Inc.	2.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.impactetfs.org.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2024 Impact Shares NAACP Minority Empowerment ETF Ticker: NACP (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$25	0.49%

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$56,211
Number of Holdings	200
Portfolio Turnover	17%

Sector - Investments
(% of Total Net Assets)

Technology
31.60%
Communications
13.50%
Financials
11.80%
Health Care
11.00%
Consumer Discretionary
10.60%
Industrials
7.30%
Energy
4.50%
Consumer Staples
3.60%
Utilities
3.30%
Materials
1.40%
Real Estate
1.20%
Cash & Cash Equivalents
0.20%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
Apple, Inc.	5.3
Alphabet, Inc.	5.0
Amazon.com, Inc.	4.9
NVIDIA Corp.	4.9
Microsoft Corp.	4.8
Meta Platforms, Inc. - Class A	4.4
Accenture PLC - Class A	4.0
International Business Machines Corp.	3.7
Tesla, Inc.	3.5
QUALCOMM, Inc.	3.1

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.impactetfs.org.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements
December 31, 2024 (Unaudited)

Tidal Trust III

● Impact Shares NAACP Minority Empowerment ETF | NACP    | NYSE Arca, Inc.

● Impact Shares YWCA Women’s Empowerment ETF | WOMN | NYSE Arca, Inc.

Impact Shares ETFs

Schedule of Investments	Impact Shares NAACP Minority Empowerment ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Banking - 4.5%
Bank of America Corp.	12,514	$549,990
Citigroup, Inc.	3,386	238,340
Fifth Third Bancorp	1,295	54,753
Huntington Bancshares, Inc.	2,775	45,149
JPMorgan Chase & Co.	5,249	1,258,238
M&T Bank Corp.	326	61,291
PNC Financial Services Group, Inc.	761	146,759
Regions Financial Corp.	1,828	42,994
Truist Financial Corp.	2,533	109,882
		2,507,396

Consumer Discretionary Products - 4.3%
Aptiv PLC (a)	484	29,272
Ford Motor Co.	8,991	89,011
General Motors Co.	2,510	133,708
NIKE, Inc. - Class B	2,509	189,856
Tesla, Inc.(a)	4,858	1,961,855
		2,403,702

Consumer Discretionary Services - 0.7%
Hilton Worldwide Holdings, Inc.	504	124,569
Marriott International, Inc. - Class A	489	136,402
Royal Caribbean Cruises Ltd.	523	120,651
		381,622

Consumer Staple Products - 2.1%
Campbell’s Co.	396	16,584
Clorox Co.	233	37,841
Coca-Cola Co.	7,276	453,004
Hershey Co.	238	40,305
Hormel Foods Corp.	525	16,469
J.M. Smucker Co.	203	22,354
Kellanova	491	39,756
Mondelez International, Inc. - Class A	2,511	149,982

The accompanying notes are an integral part of these financial statements.

PepsiCo, Inc.	2,608	396,572
Tyson Foods, Inc. - Class A	541	31,075
		1,203,942

Financial Services - 6.3%
American Express Co.	1,012	300,351
Bank of New York Mellon Corp.	1,355	104,105
Charles Schwab Corp.	2,622	194,054
FactSet Research Systems, Inc.	70	33,620
LPL Financial Holdings, Inc.	132	43,099
Mastercard, Inc. - Class A	1,476	777,217
Moody’s Corp.	286	135,384
Morgan Stanley	2,334	293,430
Nasdaq, Inc.	719	55,586
PayPal Holdings, Inc.(a)	1,741	148,594
S&P Global, Inc.	571	284,375
Synchrony Financial	709	46,085
Tradeweb Markets, Inc. - Class A	223	29,195
T. Rowe Price Group, Inc.	418	47,272
Verisk Analytics, Inc.	265	72,989
Visa, Inc. - Class A	3,166	1,000,583
		3,565,939

Health Care - 11.0%
Abbott Laboratories	3,283	371,340
AbbVie, Inc.	3,371	599,027
Agilent Technologies, Inc.	506	67,976
Baxter International, Inc.	1,022	29,801
Becton Dickinson & Co.	515	116,838
Biogen, Inc.(a)	275	42,053
Boston Scientific Corp.(a)	2,681	239,467
Bristol-Myers Squibb Co.	3,871	218,944
Cigna Group	581	160,437
CVS Health Corp.	2,640	118,510
Danaher Corp.	1,191	273,394
DaVita, Inc.(a)	86	12,861
Edwards Lifesciences Corp.(a)	1,058	78,324
Elevance Health, Inc.	445	164,160
Gilead Sciences, Inc.	2,272	209,865

The accompanying notes are an integral part of these financial statements.

Illumina, Inc.(a)	287	38,352
Johnson & Johnson	4,632	669,880
Labcorp Holdings, Inc.	166	38,067
Medtronic PLC	2,436	194,588
Merck & Co., Inc.	4,699	467,457
Pfizer, Inc.	10,715	284,269
Quest Diagnostics, Inc.	213	32,133
ResMed, Inc.	268	61,289
Stryker Corp.	682	245,554
Thermo Fisher Scientific, Inc.	687	357,398
UnitedHealth Group, Inc.	1,912	967,204
Zoetis, Inc.	810	131,973
		6,191,161

Industrial Products - 5.3%
3M Co.	1,018	131,414
AMETEK, Inc.	429	77,332
Boeing Co. (a)	1,273	225,321
Carrier Global Corp.	1,603	109,421
CNH Industrial NV	1,761	19,952
Cummins, Inc.	254	88,544
Deere & Co.	474	200,834
Eaton Corp. PLC	745	247,243
Emerson Electric Co.	1,050	130,127
General Electric Co.	2,126	354,596
Honeywell International, Inc.	1,203	271,746
Howmet Aerospace, Inc.	753	82,356
Hubbell, Inc.	98	41,051
Illinois Tool Works, Inc.	542	137,430
Ingersoll Rand, Inc.	751	67,935
Johnson Controls International PLC	1,214	95,821
L3Harris Technologies, Inc.	368	77,383
Lennox International, Inc.	60	36,558
Nordson Corp.	97	20,296
Northrop Grumman Corp.	271	127,178
nVent Electric PLC	317	21,607
Otis Worldwide Corp.	781	72,328
Rockwell Automation, Inc.	205	58,587
Stanley Black & Decker, Inc.	302	24,248
Textron, Inc.	367	28,072

The accompanying notes are an integral part of these financial statements.

Trane Technologies PLC	425	156,974
Xylem, Inc.	450	52,209
		2,956,563

Industrial Services - 2.1%
AECOM	260	27,773
CSX Corp.	3,817	123,175
Delta Air Lines, Inc.	1,103	66,732
Expeditors International of Washington, Inc.	261	28,911
FedEx Corp.	440	123,785
Jacobs Solutions, Inc.	243	32,470
JB Hunt Transport Services, Inc.	158	26,964
Norfolk Southern Corp.	458	107,493
Southwest Airlines Co.	1,062	35,704
Union Pacific Corp.	1,151	262,474
United Airlines Holdings, Inc.(a)	532	51,657
United Parcel Service, Inc. - Class B	1,395	175,910
United Rentals, Inc.	128	90,168
		1,153,216

Insurance - 1.0%
Aon PLC - Class A	424	152,284
MetLife, Inc.	1,161	95,063
Principal Financial Group, Inc.	471	36,460
Progressive Corp.	646	154,788
Travelers Cos., Inc.	450	108,401
		546,996

Materials - 1.4%
Albemarle Corp.	158	13,601
CF Industries Holdings, Inc.	318	27,132
CRH PLC	1,281	118,518
DuPont de Nemours, Inc.	717	54,671
Eastman Chemical Co.	231	21,095
Ecolab, Inc.	467	109,427
Freeport-McMoRan, Inc.	2,681	102,092
International Flavors & Fragrances	481	40,669
Martin Marietta Materials, Inc.	120	61,980
Newmont Corp.	2,053	76,413
Owens Corning	166	28,273

The accompanying notes are an integral part of these financial statements.

PPG Industries, Inc.	396	47,302
Southern Copper Corp.	155	14,124
Vulcan Materials Co.	247	63,536
		778,833

Media - 12.2%
Alphabet, Inc. - Class A	6,991	1,331,366
Alphabet, Inc. - Class C	7,900	1,495,470
Electronic Arts, Inc.	152	22,238
Meta Platforms, Inc. - Class A	4,187	2,451,530
Uber Technologies, Inc.(a)	25,666	1,548,173
		6,848,777

Oil & Gas - 4.5%
Baker Hughes Co.	1,862	76,379
Cheniere Energy, Inc.	422	90,675
Chevron Corp.	3,139	454,653
ConocoPhillips	2,520	249,908
Devon Energy Corp.	1,330	43,531
Exxon Mobil Corp.	8,424	906,170
Halliburton Co.	1,792	48,724
Hess Corp.	522	69,431
Kinder Morgan, Inc.	3,752	102,805
Marathon Petroleum Corp.	598	83,421
ONEOK, Inc.	1,151	115,560
Phillips 66	800	91,144
Valero Energy Corp.	607	74,412
Williams Cos., Inc.	2,335	126,370
		2,533,183

Retail & Wholesale - Staples - 1.5%
Archer-Daniels-Midland Co.	911	46,024
Kroger Co.	1,225	74,909
US Foods Holding Corp.(a)	423	28,536
Walmart, Inc.	7,686	694,430
		843,899

Retail & Wholesale - Discretionary - 5.6%
Amazon.com, Inc.(a)	12,677	2,781,207

The accompanying notes are an integral part of these financial statements.

Dick’s Sporting Goods, Inc.	12	2,746
eBay, Inc.	1,025	63,499
Lowe’s Cos., Inc.	1,234	304,551
		3,152,003

Software & Tech Services - 14.7%
Accenture PLC - Class A	6,455	2,270,804
Booz Allen Hamilton Holding Corp.	259	33,333
International Business Machines Corp.	9,487	2,085,527
Microsoft Corp.	6,354	2,678,211
Palo Alto Networks, Inc.(a)	6,611	1,202,938
		8,270,813

Tech Hardware & Semiconductors - 16.8%
Apple, Inc.	11,842	2,965,474
Intel Corp.	53,535	1,073,377
Micron Technology, Inc.	11,038	928,958
NVIDIA Corp.	20,632	2,770,671
QUALCOMM, Inc.	11,495	1,765,862
		9,504,342

Telecommunications - 1.3%
AT&T, Inc.	14,976	341,004
Verizon Communications, Inc.	9,392	375,586
		716,590

Utilities - 3.3%
AES Corp.	1,265	16,281
Alliant Energy Corp.	496	29,333
American Electric Power Co., Inc.	1,031	95,089
CMS Energy Corp.	576	38,390
Consolidated Edison, Inc.	680	60,676
Dominion Energy, Inc.	1,646	88,654
DTE Energy Co.	390	47,093
Duke Energy Corp.	1,498	161,395
Edison International	691	55,169
Entergy Corp.	827	62,703
Eversource Energy	711	40,833
Exelon Corp.	1,949	73,360
FirstEnergy Corp.	1,000	39,780

The accompanying notes are an integral part of these financial statements.

NextEra Energy, Inc.	3,968	284,466
NiSource, Inc.	897	32,974
NRG Energy, Inc.	410	36,990
PG&E Corp	4,328	87,339
PPL Corp.	1,281	41,581
Public Service Enterprise Group, Inc.	998	84,321
Sempra	1,227	107,632
Southern Co.	2,124	174,848
Vistra Corp.	672	92,649
WEC Energy Group, Inc.	606	56,988
Xcel Energy, Inc.	1,047	70,693
		1,879,237

TOTAL COMMON STOCKS (Cost $42,548,519)		55,438,214

REAL ESTATE INVESTMENT TRUSTS - 1.2%
American Homes 4 Rent - Class A	601	22,489
AvalonBay Communities, Inc.	265	58,292
Equinix, Inc.	176	165,949
Prologis, Inc.	1,752	185,186
Regency Centers Corp.	314	23,214
SBA Communications Corp.	207	42,187
Welltower, Inc.	884	111,411
Weyerhaeuser Co.	1,409	39,663
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $624,362)		648,391

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%

First American Government Obligations Fund - Class X, 4.41% (b)	118,387	118,387
TOTAL SHORT-TERM INVESTMENTS (Cost $118,387)		118,387

TOTAL INVESTMENTS - 100.0% (Cost $43,291,268)		56,204,992
Other Assets in Excess of Liabilities - 0.0%(c)		5,971
TOTAL NET ASSETS - 100.0%		$56,210,963

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.

(b) The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

(c) Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Impact Shares YWCA Women's Empowerment ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Banking - 4.2%
Bank of America Corp.	20,200	$887,790
Citigroup, Inc.	5,468	384,892
Citizens Financial Group, Inc.	1,242	54,350
Fifth Third Bancorp	2,093	88,492
Huntington Bancshares, Inc.	4,389	71,409
JPMorgan Chase & Co.	245	58,729
KeyCorp	2,726	46,724
Regions Financial Corp.	2,892	68,020
US Bancorp	4,741	226,762
Wells Fargo & Co.	10,318	724,736
		2,611,904

Consumer Discretionary Products - 1.4%
Deckers Outdoor Corp.(a)	965	195,982
Ford Motor Co.	27,543	272,676
General Motors Co.	7,695	409,913
		878,571

Consumer Discretionary Services - 3.8%
McDonald's Corp.	4,698	1,361,903
Service Corp. International	984	78,543
Starbucks Corp.	7,753	707,461
Yum! Brands, Inc.	1,796	240,951
		2,388,858

Consumer Staple Products - 6.1%
Brown-Forman Corp. - Class A	134	5,050
Brown-Forman Corp. - Class B	818	31,067
Campbell's Co.	628	26,301
Church & Dwight Co., Inc.	755	79,056
Clorox Co.	370	60,092
Coca-Cola Co.	11,644	724,955
Colgate-Palmolive Co.	2,501	227,366
Conagra Brands, Inc.	1,158	32,134
Estee Lauder Cos., Inc. - Class A	605	45,363
General Mills, Inc.	1,657	105,667

Hershey Co.	431	72,990
J.M. Smucker Co.	324	35,679
Kellanova	701	56,760
Kimberly-Clark Corp.	1,043	136,675
Kraft Heinz Co.	2,646	81,259
Mondelez International, Inc. - Class A	4,056	242,265
PepsiCo, Inc.	4,212	640,477
Procter & Gamble Co.	7,270	1,218,815
		3,821,971

Financial Services - 10.4%
American Express Co.	1,635	485,252
Bank of New York Mellon Corp.	2,191	168,335
Blackrock, Inc.	392	401,843
Capital One Financial Corp.	1,153	205,603
Equifax, Inc.	360	91,746
Fidelity National Information Services, Inc.	2,807	226,721
Global Payments, Inc.	756	84,717
Mastercard, Inc. - Class A	2,386	1,256,396
Moody's Corp.	449	212,543
Morgan Stanley	3,718	467,427
Northern Trust Corp.	552	56,580
PayPal Holdings, Inc.(a)	2,741	233,944
Raymond James Financial, Inc.	567	88,072
S&P Global, Inc.	923	459,682
State Street Corp.	853	83,722
Synchrony Financial	1,126	73,190
T. Rowe Price Group, Inc.	663	74,979
Toast, Inc. - Class A(a)	2,422	88,282
TransUnion	575	53,308
Verisk Analytics, Inc.	433	119,261
Visa, Inc. - Class A	5,093	1,609,592
		6,541,195

Health Care - 12.2%
AbbVie, Inc.	5,442	967,043
Agilent Technologies, Inc.	818	109,890
Amgen, Inc.	1,634	425,886
Biogen, Inc.(a)	391	59,792
BioMarin Pharmaceutical, Inc.(a)	553	36,349
Boston Scientific Corp.(a)	4,331	386,845

Bristol-Myers Squibb Co.	6,250	353,500
Cardinal Health, Inc.	691	81,725
Centene Corp.(a)	1,560	94,505
Cigna Group	918	253,496
Elevance Health, Inc.	719	265,239
Gilead Sciences, Inc.	3,669	338,905
Hologic, Inc.(a)	720	51,905
Illumina, Inc.(a)	455	60,802
Johnson & Johnson	7,477	1,081,324
Merck & Co., Inc.	7,587	754,755
Neurocrine Biosciences, Inc.(a)	291	39,721
Regeneron Pharmaceuticals, Inc.(a)	301	214,411
UnitedHealth Group, Inc.	3,090	1,563,107
Vertex Pharmaceuticals, Inc.(a)	756	304,441
Zoetis, Inc.	1,217	198,286
		7,641,927

Industrial Products - 4.0%
3M Co.	1,646	212,482
Carrier Global Corp.	2,597	177,271
Cummins, Inc.	405	141,183
Eaton Corp. PLC	1,205	399,903
Emerson Electric Co.	1,696	210,185
Fortive Corp.	1,857	139,275
Ingersoll Rand, Inc.	1,216	109,999
Johnson Controls International PLC	1,959	154,624
Keysight Technologies, Inc.(a)	924	148,422
nVent Electric PLC	504	34,353
Otis Worldwide Corp.	169	15,651
Pentair PLC	484	48,710
Rockwell Automation, Inc.	334	95,454
Stanley Black & Decker, Inc.	479	38,459
TE Connectivity PLC	1,577	225,464
Trane Technologies PLC	689	254,482
Xylem, Inc.	727	84,347
		2,490,264

Industrial Services - 3.6%
Automatic Data Processing, Inc.	2,171	635,517
Delta Air Lines, Inc.	1,895	114,648
Paychex, Inc.	1,749	245,245

Republic Services, Inc.	625	125,738
Southwest Airlines Co.	1,681	56,515
Union Pacific Corp.	1,862	424,610
United Parcel Service, Inc. - Class B	2,253	284,103
Waste Management, Inc.	1,117	225,399
W.W. Grainger, Inc.	137	144,405
		2,256,180

Insurance - 2.1%
Allstate Corp.	834	160,787
American International Group, Inc.	1,910	139,048
Hartford Financial Services Group, Inc.	925	101,195
MetLife, Inc.	1,875	153,525
Principal Financial Group, Inc.	747	57,825
Progressive Corp.	1,894	453,821
Prudential Financial, Inc.	1,126	133,465
Willis Towers Watson PLC	307	96,165
		1,295,831

Materials - 1.6%
Air Products and Chemicals, Inc.	699	202,738
Albemarle Corp.	357	30,731
Corteva, Inc.	2,130	121,325
Dow, Inc.	2,193	88,005
DuPont de Nemours, Inc.	1,252	95,465
Ecolab, Inc.	757	177,380
International Flavors & Fragrances, Inc.	784	66,287
Newmont Corp.	3,315	123,384
Owens Corning	226	38,492
PPG Industries, Inc.	703	83,973
		1,027,780

Media - 7.6%
Airbnb, Inc. - Class A(a)	2,689	353,361
Comcast Corp. - Class A	638	23,944
Electronic Arts, Inc.	1,053	154,054
Expedia Group, Inc.(a)	771	143,660
GoDaddy, Inc. - Class A(a)	662	130,659
Meta Platforms, Inc. - Class A	5,164	3,023,574
Omnicom Group, Inc.	994	85,524
Pinterest, Inc. - Class A(a)	2,505	72,645

Uber Technologies, Inc.(a)	12,899	778,068
Zillow Group, Inc. - Class A(a)	249	17,642
		4,783,131

Oil & Gas - 5.0%
Baker Hughes Co.	3,010	123,470
Chevron Corp.	5,067	733,904
ConocoPhillips	4,071	403,721
Exxon Mobil Corp.	13,597	1,462,629
Occidental Petroleum Corp.	2,060	101,785
Phillips 66	1,237	140,931
Williams Cos., Inc.	3,652	197,646
		3,164,086
Renewable Energy - 0.1%
First Solar, Inc.(a)	526	92,702

Retail & Wholesale - Discretionary - 6.0%
Amazon.com, Inc.(a)	14,160	3,106,562
Best Buy Co., Inc.	1,328	113,942
eBay, Inc.	3,147	194,957
Lululemon Athletica, Inc.(a)	564	215,679
Williams-Sonoma, Inc.	718	132,959
		3,764,099

Retail & Wholesale - Staples - 0.6%
Archer-Daniels-Midland Co.	1,444	72,951
Kroger Co.	1,978	120,955
Target Corp.	1,319	178,302
		372,208

Software & Tech Services - 14.4%
Accenture PLC - Class A	3,244	1,141,207
Adobe, Inc.(a)	2,141	952,060
Akamai Technologies, Inc.(a)	747	71,451
ANSYS, Inc.(a)	463	156,184
Atlassian Corp. - Class A(a)	766	186,429
Autodesk, Inc.(a)	1,058	312,713
Booz Allen Hamilton Holding Corp.	365	46,976
Cloudflare, Inc. - Class A(a)	1,368	147,306
Dynatrace, Inc.(a)	1,439	78,210

Gartner, Inc.(a)	399	193,304
HubSpot, Inc.(a)	255	177,676
International Business Machines Corp.	4,769	1,048,369
Intuit, Inc.	1,388	872,358
Okta, Inc.(a)	765	60,282
Palo Alto Networks, Inc.(a)	3,323	604,653
Salesforce, Inc.	4,491	1,501,476
ServiceNow, Inc.(a)	983	1,042,098
Twilio, Inc. - Class A(a)	48	5,188
Tyler Technologies, Inc.(a)	220	126,861
Workday, Inc. - Class A(a)	1,014	261,642
		8,986,443

Tech Hardware & Semiconductors - 11.8%
Apple, Inc.	13,254	3,319,067
Cisco Systems, Inc.	20,958	1,240,714
Dell Technologies, Inc. - Class C	1,691	194,871
F5, Inc.(a)	268	67,394
Hewlett Packard Enterprise Co.	6,611	141,145
HP, Inc.	5,145	167,881
Intel Corp.	26,904	539,425
Monolithic Power Systems, Inc.	221	130,766
Motorola Solutions, Inc.	905	418,318
NetApp, Inc.	1,023	118,750
Seagate Technology Holdings PLC	1,083	93,474
Texas Instruments, Inc.	4,992	936,050
		7,367,855

Telecommunications - 1.3%
Verizon Communications, Inc.	19,680	787,003

Utilities - 1.8%
Alliant Energy Corp.	784	46,366
American Electric Power Co., Inc.	1,668	153,840
American Water Works Co., Inc.	551	68,594
CMS Energy Corp.	818	54,520
Consolidated Edison, Inc.	1,100	98,153
Edison International	1,212	96,766
Entergy Corp.	1,224	92,804
Exelon Corp.	3,148	118,491
PPL Corp.	2,312	75,047

Sempra	1,908	167,370
Vistra Corp.	1,088	150,003
		1,121,954

TOTAL COMMON STOCKS (Cost $50,152,244)		61,393,962

REAL ESTATE INVESTMENT TRUSTS - 1.9%
American Tower Corp.	1,434	263,010
CBRE Group, Inc. - Class A(a)	908	119,211
Equinix, Inc.	286	269,667
Equity LifeStyle Properties, Inc.	553	36,830
Essex Property Trust, Inc.	196	55,946
Healthpeak Properties, Inc.	2,146	43,499
Host Hotels & Resorts, Inc.	1,999	35,023
Invitation Homes, Inc.	1,533	49,010
Ventas, Inc.	1,300	76,557
Welltower, Inc.	1,916	241,473
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,072,689)		1,190,226

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41% (b)	68,369	68,369
TOTAL SHORT-TERM INVESTMENTS (Cost $68,369)		68,369

TOTAL INVESTMENTS - 100.0% (Cost $51,293,302)		62,652,557
Other Assets in Excess of Liabilities - 0.0%⁽ᶜ⁾		3,215
TOTAL NET ASSETS - 100.0%		$62,655,772

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

(c)	Represents less than 0.05% of net assets.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares YWCA Women’s Empowerment ETF
ASSETS:
Investments, at value (Note 2)	$56,204,992	$62,652,557
Dividends and interest receivables	27,428	41,384
Cash	348	549
Total assets	56,232,768	62,694,490

LIABILITIES:
Payable to adviser (Note 4)	21,805	41,329
Total liabilities	21,805	41,329
NET ASSETS	$56,210,963	$62,653,161

NET ASSETS CONSISTS OF:
Paid-in capital	$43,193,896	$49,325,745
Total distributable earnings/(accumulated losses)	13,017,067	13,327,416
TOTAL NET ASSETS	$56,210,963	$62,653,161

Net assets	$56,210,963	$62,653,161
Shares issued and outstanding(a)	1,375,000	1,625,000
Net asset value per share	$40.88	$38.56

COST:
Investments, at cost	$43,291,268	$51,293,302

(a) Unlimited shares authorized without par value.

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares YWCA Women’s Empowerment ETF
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $103,890 and $1,310, respectively)	$401,428	$496,488
Interest income	2,328	2,201
Total investment income	403,756	498,689

EXPENSES:
Investment advisory fee (Note 4)	125,714	230,799
Total expenses	125,714	230,799
NET INVESTMENT INCOME (LOSS)	278,042	267,890

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	221,304	2,879,060
Net change in unrealized appreciation (depreciation) on investments	2,520,541	1,385,669
Net realized and unrealzed gain (loss)	2,741,845	4,264,729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,019,887	$4,532,619

STATEMENTS OF CHANGES IN NET ASSETS

	Impact Shares NAACP Minority Empowerment ETF		Impact Shares YWCA Women’s Empowerment ETF
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$278,042	$520,534	$267,890	$473,318
Net realized gain (loss)	221,304	5,309,953	2,879,060	1,584,468
Net change in unrealized appreciation (depreciation)	2,520,541	4,277,608	1,385,669	6,463,564
Net increase (decrease) in net assets resulting from operations	3,019,887	10,108,095	4,532,619	8,521,350

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,292,929)	(527,702)	(405,925)	(849,726)
Total distributions to shareholders	(1,292,929)	(527,702)	(405,925)	(849,726)

CAPITAL TRANSACTIONS:
Subscriptions	10,275,964	1,905,221	12,461,146	9,083,277
Redemptions	(3,127,667)	(9,200,860)	(9,714,514)	(1,562,658)
Net increase (decrease) in net assets from capital transactions	7,148,297	(7,295,639)	2,746,632	7,520,619
NET INCREASE (DECREASE) IN NET ASSETS	8,875,255	2,284,754	6,873,326	15,192,243

NET ASSETS:
Beginning of period/year	47,335,708	45,050,954	55,779,835	40,587,592
End of period/year	$56,210,963	$47,335,708	$62,653,161	$55,779,835

SHARES TRANSACTIONS
Subscriptions	250,000	50,000	325,000	275,000
Redemptions	(75,000)	(275,000)	(250,000)	(50,001)
Total increase (decrease) in shares outstanding	175,000	(225,000)	75,000	224,999

The accompanying notes are an integral part of these financial statements.	18

Impact Shares NAACP Minority
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year	Empowerment ETF

	Six Months
	Ended December
	31, 2024		Year ended June 30,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period/year	$39.45		$31.61	$27.64	$32.69	$23.17		$21.16

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.20		0.42	0.40	0.33	0.30		0.28
Net realized and unrealized gain (loss) on investments(b)	1.55		7.86	4.63	(4.25)	9.68		1.97
Total from investment operations	1.75		8.28	5.03	(3.92)	9.98		2.25

Less Distributions From:
Net investment income	(1.10)		(0.44)	(0.40)	(0.32)	(0.35)		(0.24)
Net realized gain	0.78		-	(0.66)	(0.81)	(0.11)		-
Total distributions	(0.32)		(0.44)	(1.06)	(1.13)	(0.46)		(0.24)

Net asset value, end of year	$40.88		$39.45	$31.61	$27.64	$32.69		$23.17
Total return(c)	8.40	%(d)	26.38%	18.90%	(12.70)%	43.35%		10.71%

Ratios / Supplemental Data:
Net assets, end of year (in thousands)	$56,211		$47,336	$45,051	$35,236	$31,875		$5,792
Ratio of expenses to average net assets	0.49	%(e)	0.49%	0.49%	0.49%	0.50	%(f)	0.75	%(g)
Ratio of net investment income (loss) to average net assets	1.03	%(e)	1.22%	1.41%	1.00%	1.03%		1.27%
Portfolio turnover rate(h)	17	%(d)	37%	9%	35%	49%		25%

(a)	Calculated using average shares outstanding method.

(b)	Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

(c)	The total return is based on the Fund’s net asset value.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.61%.

(g)	Includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 1.11%.

(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	19

Impact Shares YWCAWomen’s
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year	Empowerment ETF

	Period Ended
	December 31,
	2024		Year ended June 30,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period/year	$35.99		$30.63	$27.97	$32.85	$22.81		$20.63

Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.18		0.33	0.35	0.27	0.21		0.28
Net realized and unrealized gain (loss) on investments(b)	2.72		5.63	4.63	(3.99)	11.59		2.16
Total from investment operations	2.90		5.96	4.98	(3.72)	11.80		2.44

Less Distributions From:
Net investment income	(0.33)		(0.33)	(0.34)	(0.27)	(0.47)		(0.26)
Net realized gain	-		(0.27)	(1.98)	(0.89)	(1.29)		-
Total distributions	(0.33)		(0.60)	(2.32)	(1.16)	(1.76)		(0.26)

Net asset value, end of period/year	$38.56		$35.99	$30.63	$27.97	$32.85		$22.81
Total return(c)	7.91	%(d)	19.64%	19.16%	(11.98)%	52.85%		11.92%

Ratios / Supplemental Data:
Net assets, end of year (in thousands)	$62,653		$55,780	$40,588	$30,069	$29,562		$7,414
Ratio of expenses to average net assts	0.75	%(e)	0.75%	0.75%	0.75%	0.75	%(f)	0.75	%(g)
Ratio of net investment income (loss) to average net assets	0.87	%(e)	1.01%	1.22%	0.83%	0.73%		1.30%
Portfolio turnover rate(h)	16	%(d)	33%	17%	36%	39%		47%

(a)	Calculated using average shares outstanding method.

(b)	Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

(c)	The total return is based on the Fund’s net asset value.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.86%.

(g)	Includes voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 1.11%.

(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.	20

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and the Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), (each a “Fund”, and collectively, the “Funds”) are each a diversified series of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Impact Shares, Corp. (the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

The investment objective of the Minority ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Minority Empowerment Index. The investment objective of the Women’s ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2024:

Minority ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,438,214	$-	$-	$55,438,214
Real Estate Investment Trusts	648,391	-	-	648,391
Money Market Funds	118,387	-	-	118,387
Total Investments	$56,204,992	$-	$-	$56,204,992

Women’s ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$61,393,962	$-	$-	$61,393,962
Real Estate Investment Trusts	1,190,226	-	-	1,190,226
Money Market Funds	68,369	-	-	68,369
Total Investments	$62,652,557	$-	$-	$62,652,557

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98.0% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

As of December 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board -approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Investing Risk. The market prices of equity securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Minority ETF Only). The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Gender Diversity Risk (Women’s ETF Only). The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

Index Performance Risk. Each Fund seeks to track an index maintained by a third-party provider unaffiliated with the Funds, the Adviser, or the Sub-Adviser. There can be no guarantee or assurance that the methodology used by the third-party provider to create the index will result in each Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index, or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indexes used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of each Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risk, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Minority ETF	0.49%
Women's ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2024 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Funds’ average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Funds’ expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. Prior to August 26, 2024, SEI Investments Global Funds Services (“SEI”) served as the Funds’ fund administrator.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Funds. Prior to August 26, 2024, SEI Investments Global Funds Services (“SEI”) served as the Funds’ fund accountant. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to August 26, 2024, SEI Investments Distribution Co., an affiliate of SEI, served as the Funds’ distributor.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Minority ETF	$8,730,364	$10,224,414
Women’s ETF	10,106,731	9,640,771

For the period ended June 30, 2024, there were no purchases and sales of long-term U.S. government securities.

For the period ended December 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Minority ETF	$10,093,104	$2,368,467
Women’s ETF	11,315,945	9,311,715

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2024 (estimated) and prior fiscal year ended June 30, 2024 were as follows:

Fund	Distributions paid from:	December 31, 2024	June 30, 2024
Minority ETF	Ordinary income	$276,459	$521,160
	Long-Term Capital Gains	1,016,470	6,542

Women’s ETF	Ordinary income	405,925	475,070
	Long-Term Capital Gains	-	374,656

As of the prior fiscal year ended June 30, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Minority ETF	Women’s ETF
Investments, at cost(a)	$37,180,681	$46,498,933
Gross tax unrealized appreciation	10,821,610	10,654,184
Gross tax unrealized depreciation	(547,958)	(1,246,292)

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

Net tax unrealized appreciation (depreciation)	10,273,652	9,407,892
Undistributed ordinary income (loss)	120,342	126,948
Undistributed long-term capital gain (loss)	1,016,458	-

Total distributable earnings/(accumulated losses)	1,136,800	126,948

Other accumulated gain (loss)	(120,343)	(334,118)
Total distributable earnings/(accumulated losses)	$11,290,109	$9,200,722

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal year ended June 30, 2024, the Funds did not elect to defer any late-year losses. As of the prior fiscal year ended June 30, 2024, the Minority ETF did not elect to defer any post-October losses and the Women’s ETF deferred post-October losses of $206,339. As of the prior fiscal year ended June 30, 2024, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Minority ETF	$742,487	$499,474
Women’s ETF	369,005	371,964

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

Notes to Financial Statements	Impact Shares ETFs
December 31, 2024 (Unaudited)

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by each Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	_/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	_/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2025

By (Signature and Title)*	_/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2025

* Print the name and title of each signing officer under his or her signature.